Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 18 – SUBSEQUENT EVENTS The Company anticipates modification to its operating permit in Spring 2022 which will require an increase in our bond deposit of approximately $640,000 at that time.